Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net income		$ 3,350.9	$ 5,704.6	$ 3,980.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		279.7	274.9	239.8
Amortization of intangible assets		57.7	56.9	66.3
Net amortization of fixed-income securities		130.3	100.9	33.3
Amortization of equity-based compensation		100.7	89.4	90.2
Net realized (gains) losses on securities		(1,509.2)	(1,630.0)	(1,029.2)
Net (gains) losses on disposition of property and equipment		(3.6)	12.5	11.0
Changes in:
Premiums receivable		(1,146.8)	(652.8)	(1,010.2)
Reinsurance recoverables		(508.7)	(640.5)	(682.8)
Prepaid reinsurance premiums		(74.9)	258.4	(316.8)
Deferred acquisition costs		(118.4)	(180.7)	(104.9)
Income taxes		(86.0)	(23.1)	227.2
Unearned premiums		2,111.4	1,048.7	1,702.3
Loss and loss adjustment expense reserves		4,752.8	2,160.4	2,704.6
Accounts payable, accrued expenses, and other liabilities		399.7	328.9	611.6
Other, net		26.1	(2.9)	(260.8)
Net cash provided by operating activities		7,761.7	6,905.6	6,261.6
Purchases:
Fixed maturities		(33,177.5)	(32,037.5)	(28,765.2)
Equity securities		(838.1)	(951.2)	(379.9)
Sales:
Fixed maturities		18,965.2	22,727.2	18,412.7
Equity securities		780.6	431.8	471.4
Maturities, paydowns, calls, and other:
Fixed maturities		7,013.8	7,109.4	6,145.5
Equity securities		223.1	113.8	49.9
Net (purchases) sales of short-term investments		4,355.7	(3,393.2)	31.5
Net unsettled security transactions		47.9	83.6	6.0
Acquisition of Protective	[1]	(313.2)	0.0	0.0
Purchases of property and equipment		(243.5)	(223.5)	(363.5)
Sales of property and equipment		66.2	21.9	53.3
Net cash used in investing activities		(3,119.8)	(6,117.7)	(4,338.3)
Cash Flows From Financing Activities
Dividends paid to common shareholders		(3,746.5)	(1,551.0)	(1,643.2)
Dividends paid to preferred shareholders		(26.8)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(67.2)	(68.7)	(84.4)
Acquisition of treasury shares acquired in open market		(155.8)	(42.9)	(6.9)
Payment of acquired company debt	[1]	(20.0)	0.0	0.0
Payments of debt		(500.0)	0.0	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	(243.0)	(11.2)
Net proceeds from debt issuance		0.0	986.3	0.0
Proceeds from exercise of equity options		0.0	7.3	1.6
Net cash used in financing activities		(4,516.3)	(938.8)	(1,770.9)
Increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		125.6	(150.9)	152.4
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		76.5	227.4	75.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 202.1	$ 76.5	$ 227.4

[1]	See Note 17 – Acquisition for further discussion.